Inventories, net	12 Months Ended
Dec. 31, 2018
Disclosure of Inventories, net [Abstract]
Disclosure of inventories [text block]
8.	Inventories, net

The balance of inventories, net allowances for losses, as of December 31, 2018 and 2017 is as follows:

	2018	2017
Crude oil	1,958,572	1,836,363
Fuels and petrochemicals	1,524,548	1,481,777
Materials for the production of goods	1,617,287	1,283,256
	5,100,407	4,601,396

The following is the changes of the allowances for losses for the years ended December 31, 2018 and 2017:

	2018	2017	2016
Opening balance	194,507	265,435	198,539
(Reversals) additions, net	(115,778)	9,134	41,957
Foreign currency translation	9,717	(4,266)	50,053
Uses	(1,508)	(75,796)	(25,114)
Closing balance	86,938	194,507	265,435